Schedule of Investments (unaudited)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.	4,092	$ 197,603
Astronics Corp.(a)	12,742	223,112
Axon Enterprise, Inc.(a)	16,042	2,836,226
Mercury Systems, Inc.(a)	19,722	1,307,174
PAE, Inc.(a)	3,689	32,832
		4,596,947
Air Freight & Logistics — 0.1%
Echo Global Logistics, Inc.(a)	1,544	47,463
Hub Group, Inc., Class A(a)	7,524	496,433
		543,896
Airlines — 0.8%
JetBlue Airways Corp.(a)	70,807	1,188,141
Spirit Airlines, Inc.(a)	55,436	1,687,472
		2,875,613
Auto Components — 1.8%
BorgWarner, Inc.	97,137	4,715,030
Cooper-Standard Holdings, Inc.(a)	8,665	251,285
Goodyear Tire & Rubber Co.(a)	57,691	989,401
LCI Industries	4,664	612,943
		6,568,659
Banks — 5.2%
Amerant Bancorp, Inc.(a)	6,531	139,633
Bank of Hawaii Corp.	48,054	4,047,108
Bank OZK	12,428	523,965
BankFinancial Corp.	6,721	76,888
Capital City Bank Group, Inc.	1,564	40,336
CIT Group, Inc.	907	46,792
Citizens & Northern Corp.	2,187	53,582
Commerce Bancshares, Inc.	1,193	88,950
Eagle Bancorp Montana, Inc.	1,756	40,388
First Busey Corp.	2,855	70,404
First Business Financial Services, Inc.	1,681	45,505
First Hawaiian, Inc.	46,207	1,309,506
First Interstate BancSystem, Inc., Class A	44,032	1,841,859
First Northwest Bancorp	4,537	79,624
First Western Financial, Inc.(a)	61	1,579
Heartland Financial USA, Inc.	15,625	734,219
Heritage Commerce Corp.	36,831	409,929
HomeTrust Bancshares, Inc.	5,935	165,587
Independent Bank Corp.	13,100	284,401
Investar Holding Corp.	1,354	30,993
Lakeland Bancorp, Inc.	9,334	163,158
Level One Bancorp, Inc.	6,719	183,429
Macatawa Bank Corp.	10,241	89,609
Mercantile Bank Corp.	5,174	156,255
Mid Penn Bancorp, Inc.	293	8,043
Midland States Bancorp, Inc.	12,782	335,783
Oak Valley Bancorp	837	15,208
OceanFirst Financial Corp.	16,106	335,649
Peapack-Gladstone Financial Corp.	3,906	121,359
Pinnacle Financial Partners, Inc.	2,415	213,220
Popular, Inc.	527	39,551
Republic Bancorp, Inc., Class A	1,949	89,907
Republic First Bancorp, Inc.(a)	58,839	234,768
Signature Bank	982	241,228
SVB Financial Group(a)	195	108,504
TriState Capital Holdings, Inc.(a)	10,425	212,566
Umpqua Holdings Corp.	108,388	1,999,759
United Security Bancshares	1,779	14,534
Security	Shares	Value
Banks (continued)
Webster Financial Corp.	14,516	$ 774,283
Wintrust Financial Corp.	38,328	2,898,747
Zions Bancorp NA	19,790	1,046,099
		19,312,907
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)	153	156,182
Brown-Forman Corp., Class B	1,959	146,808
NewAge, Inc.(a)	11,190	24,954
Primo Water Corp.	4,917	82,261
		410,205
Biotechnology — 4.5%
Adamas Pharmaceuticals, Inc.(a)	6,803	35,920
Affimed NV(a)	17,186	146,081
Agenus, Inc.(a)	36,789	201,972
Akebia Therapeutics, Inc.(a)	78,381	297,064
Akouos, Inc.(a)	2,192	27,510
Alector, Inc.(a)(b)	5,742	119,606
Amicus Therapeutics, Inc.(a)	8,035	77,457
Applied Therapeutics, Inc.(a)	3,395	70,548
Arcutis Biotherapeutics, Inc.(a)	4,617	125,998
Atara Biotherapeutics, Inc.(a)	17,515	272,358
Atossa Therapeutics, Inc.(a)	6,637	41,946
Beyondspring, Inc.(a)	12,040	125,698
BioCryst Pharmaceuticals, Inc.(a)	10,493	165,894
Biogen, Inc.(a)	1,427	494,127
Black Diamond Therapeutics, Inc.(a)	7,711	93,997
Bridgebio Pharma, Inc.(a)	1,950	118,872
C4 Therapeutics, Inc.(a)	1,407	53,241
Cabaletta Bio, Inc.(a)	2,897	24,914
Dynavax Technologies Corp.(a)(b)	6,313	62,183
Enochian Biosciences, Inc.(a)(b)	11,004	54,690
Exelixis, Inc.(a)	49,855	908,358
Foghorn Therapeutics, Inc.(a)	5,132	54,758
Frequency Therapeutics, Inc.(a)	8,879	88,435
G1 Therapeutics, Inc.(a)	5,048	110,753
Galera Therapeutics, Inc.(a)	5,796	56,975
GlycoMimetics, Inc.(a)	8,547	19,829
Gossamer Bio, Inc.(a)	532	4,320
Heron Therapeutics, Inc.(a)	3,131	48,593
Humanigen, Inc.(a)	6,044	105,045
Infinity Pharmaceuticals, Inc.(a)	9,578	28,638
Inovio Pharmaceuticals, Inc.(a)	9,407	87,203
Inozyme Pharma, Inc.(a)	3,382	57,629
Invitae Corp.(a)	8,118	273,820
Ionis Pharmaceuticals, Inc.(a)	9,707	387,212
Karyopharm Therapeutics, Inc.(a)	78,114	806,137
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,928	40,787
MacroGenics, Inc.(a)	11,035	296,400
Metacrine, Inc.(a)	10,531	40,018
Mirum Pharmaceuticals, Inc.(a)	7,920	136,937
Moderna, Inc.(a)	1,098	258,008
Natera, Inc.(a)	17,517	1,988,705
NextCure, Inc.(a)	13,482	108,260
Novavax, Inc.(a)	2,865	608,268
Ocugen, Inc.(a)	24,083	193,387
Oncorus, Inc.(a)(b)	2,294	31,657
OPKO Health, Inc.(a)	19,982	80,927
Organogenesis Holdings, Inc.(a)	7,165	119,082
Oyster Point Pharma, Inc.(a)	2,997	51,518
Passage Bio, Inc.(a)	9,854	130,467
PhaseBio Pharmaceuticals, Inc.(a)	12,789	47,575
PMV Pharmaceuticals, Inc.(a)	2,578	88,064

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Poseida Therapeutics, Inc.(a)	24,301	$ 243,496
PTC Therapeutics, Inc.(a)	4,621	195,330
Puma Biotechnology, Inc.(a)	4,939	45,340
Sage Therapeutics, Inc.(a)	6,763	384,206
Sarepta Therapeutics, Inc.(a)(b)	11,366	883,593
Solid Biosciences, Inc.(a)	10,839	39,671
Sorrento Therapeutics, Inc.(a)	21,700	210,273
Spectrum Pharmaceuticals, Inc.(a)	17,499	65,621
Spruce Biosciences, Inc.(a)	690	7,735
SQZ Biotechnologies Co.(a)	1,031	14,898
Sutro Biopharma, Inc.(a)	8,990	167,124
Taysha Gene Therapies, Inc.(a)	4,256	90,227
Ultragenyx Pharmaceutical, Inc.(a)	10,291	981,247
United Therapeutics Corp.(a)	6,307	1,131,539
UroGen Pharma Ltd.(a)	2,783	42,496
Veracyte, Inc.(a)	15,172	606,577
Vertex Pharmaceuticals, Inc.(a)	4,136	833,942
Verve Therapeutics, Inc.(a)	10,239	616,900
Vincerx Pharma, Inc.(a)	7,418	96,360
Vir Biotechnology, Inc.(a)	3,073	145,291
X4 Pharmaceuticals, Inc.(a)	10,064	65,416
		16,735,123
Building Products — 3.1%
A O Smith Corp.	932	67,160
Builders FirstSource, Inc.(a)	32,828	1,400,443
Lennox International, Inc.	8,584	3,011,267
Owens Corning	45,787	4,482,547
Trex Co., Inc.(a)	24,298	2,483,499
		11,444,916
Capital Markets — 1.9%
AssetMark Financial Holdings, Inc.(a)	6,885	172,538
Donnelley Financial Solutions, Inc.(a)	6,407	211,431
Hamilton Lane, Inc., Class A	1,221	111,258
Houlihan Lokey, Inc.	1,475	120,640
Invesco Ltd.	47,041	1,257,406
Jefferies Financial Group, Inc.	42,912	1,467,590
Morningstar, Inc.	1,275	327,815
Stifel Financial Corp.	44,435	2,882,054
Virtus Investment Partners, Inc.	1,675	465,265
		7,015,997
Chemicals — 2.0%
Amyris, Inc.(a)	7,863	128,717
Avient Corp.	16,643	818,170
Axalta Coating Systems Ltd.(a)	64,728	1,973,557
Hawkins, Inc.	4,112	134,668
HB Fuller Co.	35,326	2,247,087
Trinseo SA	10,055	601,691
Valvoline, Inc.	51,051	1,657,115
		7,561,005
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	32,965	1,461,998
Brink’s Co.	1,422	109,266
Cimpress PLC(a)	2,224	241,104
Herman Miller, Inc.	8,905	419,782
IAA, Inc.(a)	19,928	1,086,873
Kimball International, Inc., Class B	10,896	143,282
Matthews International Corp., Class A	4,907	176,456
Quad/Graphics, Inc.(a)	13,209	54,817
Security	Shares	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	12,717	$ 192,154
Tetra Tech, Inc.	3,642	444,470
		4,330,202
Communications Equipment — 0.1%
Applied Optoelectronics, Inc.(a)	7,689	65,126
Calix, Inc.(a)	8,713	413,867
		478,993
Construction & Engineering — 1.5%
EMCOR Group, Inc.	23,610	2,908,516
MasTec, Inc.(a)	4,633	491,561
MYR Group, Inc.(a)	1,239	112,650
Primoris Services Corp.	16,377	481,975
WillScot Mobile Mini Holdings Corp.(a)	52,276	1,456,932
		5,451,634
Construction Materials — 0.0%
U.S. Concrete, Inc.(a)	902	66,568
Consumer Finance — 1.3%
Ally Financial, Inc.	80,366	4,005,442
OneMain Holdings, Inc.	12,951	775,894
PROG Holdings, Inc.(a)	3,354	161,428
		4,942,764
Containers & Packaging — 1.2%
Sealed Air Corp.	78,330	4,641,053
Diversified Consumer Services — 1.4%
2U, Inc.(a)	16,169	673,762
Chegg, Inc.(a)	23,151	1,924,080
Terminix Global Holdings, Inc.(a)	54,457	2,598,143
		5,195,985
Diversified Financial Services — 1.2%
Voya Financial, Inc.	73,450	4,517,175
Diversified Telecommunication Services — 0.0%
Radius Global Infrastructure, Inc., Class A(a)	9,617	139,447
Electric Utilities — 0.8%
Alliant Energy Corp.	14,448	805,620
Eversource Energy	6,065	486,656
OGE Energy Corp.	23,805	801,038
Pinnacle West Capital Corp.	6,457	529,280
Portland General Electric Co.	6,821	314,312
		2,936,906
Electrical Equipment — 0.8%
Bloom Energy Corp., Class A(a)	10,550	283,478
Generac Holdings, Inc.(a)	2,092	868,494
nVent Electric PLC	1,558	48,672
Plug Power, Inc.(a)	13,923	476,027
Sunrun, Inc.(a)	17,145	956,348
TPI Composites, Inc.(a)	4,273	206,899
		2,839,918
Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc.	63,185	2,532,455
Benchmark Electronics, Inc.	9,358	266,329
ePlus, Inc.(a)	2,509	217,505
FARO Technologies, Inc.(a)	5,495	427,346
Jabil, Inc.	33,907	1,970,675
National Instruments Corp.	21,103	892,235
OSI Systems, Inc.(a)	982	99,811

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.(a)	1,963	$ 137,292
ScanSource, Inc.(a)	11,148	313,593
		6,857,241
Energy Equipment & Services — 1.1%
ChampionX Corp.(a)	9,776	250,754
Newpark Resources, Inc.(a)	47,376	163,921
NOV, Inc.(a)	31,591	483,974
Oceaneering International, Inc.(a)	41,446	645,314
Oil States International, Inc.(a)	6,172	48,450
Patterson-UTI Energy, Inc.	40,171	399,300
ProPetro Holding Corp.(a)	17,349	158,917
Schlumberger NV	49,813	1,594,514
Seadrill Ltd.(a)	74	22
TechnipFMC PLC(a)	16,621	150,420
U.S. Silica Holdings, Inc.(a)	22,902	264,747
		4,160,333
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(a)	5,146	291,675
Cinemark Holdings, Inc.(a)	96,914	2,127,262
IMAX Corp.(a)	9,616	206,744
Playtika Holding Corp.(a)	2,987	71,210
Zynga, Inc., Class A(a)	116,345	1,236,748
		3,933,639
Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexander & Baldwin, Inc.	32,465	594,759
Alpine Income Property Trust, Inc.	6,880	130,858
Ashford Hospitality Trust, Inc.(a)	74,125	338,010
Boston Properties, Inc.	11,603	1,329,588
Braemar Hotels & Resorts, Inc.(a)	142,203	883,081
Brixmor Property Group, Inc.	22,303	510,516
Camden Property Trust	5,126	680,066
Clipper Realty, Inc.	6,618	48,642
CorEnergy Infrastructure Trust, Inc.	19,508	129,143
CorePoint Lodging, Inc.(a)	60,455	646,868
CubeSmart	934	43,263
Douglas Emmett, Inc.	3,235	108,761
Equity Residential	8,471	652,267
First Industrial Realty Trust, Inc.	66,436	3,469,952
Healthcare Trust of America, Inc., Class A	1,353	36,125
Kilroy Realty Corp.	61,846	4,306,955
Life Storage, Inc.	24,580	2,638,663
Macerich Co.	49,044	895,053
Outfront Media, Inc.(a)	20,517	493,023
Park Hotels & Resorts, Inc.(a)	6,385	131,595
Postal Realty Trust, Inc., Class A	4,165	75,970
QTS Realty Trust, Inc., Class A	3,627	280,367
Retail Value, Inc.	40,479	880,418
RPT Realty	7,894	102,464
Seritage Growth Properties, Class A(a)	16,889	310,758
Simon Property Group, Inc.	8,063	1,052,060
Terreno Realty Corp.	973	62,778
VICI Properties, Inc.	72,228	2,240,513
Welltower, Inc.	12,289	1,021,216
		24,093,732
Food & Staples Retailing — 0.5%
Andersons, Inc.	241	7,358
Casey’s General Stores, Inc.	1,153	224,420
Chefs’ Warehouse, Inc.(a)	4,726	150,429
Performance Food Group Co.(a)	23,977	1,162,645
PriceSmart, Inc.	1,154	105,025
Security	Shares	Value
Food & Staples Retailing (continued)
Rite Aid Corp.(a)	6,554	$ 106,830
Sysco Corp.	2,169	168,640
		1,925,347
Food Products — 1.1%
Beyond Meat, Inc.(a)	6,416	1,010,456
Bunge Ltd.	18,900	1,477,035
Darling Ingredients, Inc.(a)	3,301	222,817
Freshpet, Inc.(a)	2,529	412,126
Ingredion, Inc.	2,832	256,296
JM Smucker Co.	484	62,712
McCormick & Co., Inc.	1,395	123,206
Mission Produce, Inc.(a)	2,342	48,503
Seneca Foods Corp., Class A(a)	2,710	138,427
Vital Farms, Inc.(a)	24,208	483,192
		4,234,770
Gas Utilities — 1.8%
Brookfield Infrastructure Corp., Class A	6,665	502,541
Southwest Gas Holdings, Inc.	40,724	2,695,521
UGI Corp.	76,054	3,522,061
		6,720,123
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.(a)	27,355	123,645
Alphatec Holdings, Inc.(a)	15,334	234,917
DENTSPLY SIRONA, Inc.	1,457	92,170
Envista Holdings Corp.(a)	24,273	1,048,836
Globus Medical, Inc., Class A(a)	16,488	1,278,315
Haemonetics Corp.(a)	18,711	1,246,901
Heska Corp.(a)	2,435	559,393
Hill-Rom Holdings, Inc.	25,206	2,863,149
Inogen, Inc.(a)	850	55,394
Natus Medical, Inc.(a)	7,752	201,397
Nevro Corp.(a)(b)	8,938	1,481,831
OraSure Technologies, Inc.(a)	7,550	76,557
Penumbra, Inc.(a)	2,870	786,552
Shockwave Medical, Inc.(a)	531	100,747
Sientra, Inc.(a)	10,446	83,150
Tandem Diabetes Care, Inc.(a)	30,110	2,932,714
		13,165,668
Health Care Providers & Services — 1.1%
1Life Healthcare, Inc.(a)	20,191	667,514
AMN Healthcare Services, Inc.(a)	2,315	224,509
Cardinal Health, Inc.	12,965	740,172
Guardant Health, Inc.(a)	3,068	381,015
Henry Schein, Inc.(a)	1,624	120,485
LHC Group, Inc.(a)	1,856	371,683
Molina Healthcare, Inc.(a)	1,322	334,545
Patterson Cos., Inc.	20,981	637,613
Privia Health Group, Inc.(a)	9,941	441,082
SOC Telemed, Inc.(a)	6,466	36,791
		3,955,409
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	22,866	423,249
Doximity, Inc., Class A(a)	4,941	287,566
Inovalon Holdings, Inc., Class A(a)	9,811	334,359
Omnicell, Inc.(a)	2,582	391,044
Phreesia, Inc.(a)	1,443	88,456
Vocera Communications, Inc.(a)	2,554	101,777
		1,626,451
Hotels, Restaurants & Leisure — 3.3%
Accel Entertainment, Inc.(a)	8,961	106,367

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc.(a)	1,825	$ 98,878
Dave & Buster’s Entertainment, Inc.(a)	928	37,677
Dine Brands Global, Inc.(a)	9,060	808,605
International Game Technology PLC(a)	116,009	2,779,576
Penn National Gaming, Inc.(a)	6,376	487,700
PlayAGS, Inc.(a)	6,553	64,875
Rush Street Interactive, Inc.(a)	7,788	95,481
SeaWorld Entertainment, Inc.(a)	19,798	988,712
Shake Shack, Inc., Class A(a)	22,226	2,378,626
Six Flags Entertainment Corp.(a)	47,240	2,044,547
Wingstop, Inc.	7,125	1,123,114
Wyndham Hotels & Resorts, Inc.	20,548	1,485,415
		12,499,573
Household Durables — 1.8%
Casper Sleep, Inc.(a)	19,117	157,524
Green Brick Partners, Inc.(a)	25,118	571,183
iRobot Corp.(a)(b)	20,615	1,925,235
KB Home	43,554	1,773,519
MDC Holdings, Inc.	4,779	241,817
Tempur Sealy International, Inc.	54,056	2,118,455
		6,787,733
Household Products — 0.2%
Central Garden & Pet Co., Class A(a)	17,015	821,825
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	18,062	757,520
Clearway Energy, Inc., Class A	7,428	187,334
Sunnova Energy International, Inc.(a)	18,980	714,787
		1,659,641
Insurance — 2.3%
Athene Holding Ltd., Class A(a)	6,329	427,207
Crawford & Co., Class A	2,123	19,256
Erie Indemnity Co., Class A	1,126	217,712
First American Financial Corp.	28,091	1,751,474
Hanover Insurance Group, Inc.	32,041	4,346,041
Investors Title Co.	140	24,448
Trupanion, Inc.(a)	14,426	1,660,433
		8,446,571
Interactive Media & Services — 1.1%
Bumble, Inc., Class A(a)	4,194	241,574
Liberty TripAdvisor Holdings, Inc., Class A(a)	8,568	34,872
TripAdvisor, Inc.(a)	62,324	2,511,657
Zillow Group, Inc., Class A(a)	2,886	353,622
Zillow Group, Inc., Class C(a)	7,028	858,962
		4,000,687
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(a)	20,852	664,553
Lands’ End, Inc.(a)	7,205	295,765
Overstock.com, Inc.(a)	9,907	913,425
RealReal, Inc.(a)	10,844	214,278
Stamps.com, Inc.(a)	1,051	210,505
Stitch Fix, Inc., Class A(a)	2,497	150,569
		2,449,095
IT Services — 2.2%
Concentrix Corp.(a)	8,042	1,293,154
Conduent, Inc.(a)	134,973	1,012,297
CSG Systems International, Inc.	1,227	57,890
Fastly, Inc., Class A(a)	2,045	121,882
Genpact Ltd.	76,647	3,482,073
Maximus, Inc.	5,642	496,327
Security	Shares	Value
IT Services (continued)
MongoDB, Inc.(a)	665	$ 240,411
Paymentus Holdings, Inc., Class A(a)	12,413	440,662
StoneCo Ltd., Class A(a)	10,922	732,429
Wix.com Ltd.(a)	739	214,517
		8,091,642
Leisure Products — 0.8%
Brunswick Corp.	25,604	2,550,670
Malibu Boats, Inc., Class A(a)	6,478	475,032
		3,025,702
Life Sciences Tools & Services — 3.6%
Adaptive Biotechnologies Corp.(a)	8,488	346,820
Bruker Corp.	59,310	4,506,374
Medpace Holdings, Inc.(a)	2,931	517,702
Mettler-Toledo International, Inc.(a)	113	156,543
NanoString Technologies, Inc.(a)	3,749	242,898
NeoGenomics, Inc.(a)(b)	37,428	1,690,623
Personalis, Inc.(a)	2,326	58,848
PPD, Inc.(a)	27,274	1,257,059
Repligen Corp.(a)	16,993	3,392,143
Syneos Health, Inc.(a)	12,925	1,156,658
Waters Corp.(a)	724	250,221
		13,575,889
Machinery — 3.7%
AGCO Corp.	20,674	2,695,476
Altra Industrial Motion Corp.	541	35,176
Donaldson Co., Inc.	8,556	543,563
Gates Industrial Corp. PLC(a)	5,045	91,163
Graco, Inc.	21,704	1,642,993
Hurco Cos., Inc.	1,727	60,445
John Bean Technologies Corp.	3,063	436,845
Manitowoc Co., Inc.(a)	11,899	291,525
Oshkosh Corp.	20,405	2,543,279
Snap-on, Inc.	7,788	1,740,073
Timken Co.	47,693	3,843,579
		13,924,117
Media — 0.7%
Cardlytics, Inc.(a)	10,410	1,321,341
comScore, Inc.(a)	12,160	60,800
Discovery, Inc., Class A(a)	1,272	39,025
Entravision Communications Corp., Class A	6,891	46,032
Hemisphere Media Group, Inc.(a)	2,895	34,161
iHeartMedia, Inc., Class A(a)	31,747	854,946
Magnite, Inc.(a)	1,639	55,464
Meredith Corp.(a)	5,113	222,109
		2,633,878
Metals & Mining — 2.0%
Materion Corp.	2,610	196,663
Reliance Steel & Aluminum Co.	30,791	4,646,362
Ryerson Holding Corp.(a)	8,690	126,874
Schnitzer Steel Industries, Inc., Class A	26,156	1,282,952
Steel Dynamics, Inc.	11,054	658,818
Worthington Industries, Inc.	6,531	399,567
		7,311,236
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty Trust, Inc.	9,166	163,338
Blackstone Mortgage Trust, Inc., Class A	7,468	238,154
Ellington Financial, Inc.	48,277	924,505
		1,325,997

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 0.4%
Franchise Group, Inc.	4,095	$ 144,431
Kohl’s Corp.	13,987	770,823
Nordstrom, Inc.(a)	14,312	523,390
		1,438,644
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp.(a)	2,825	42,460
Ardmore Shipping Corp.(a)	9,801	41,360
Brigham Minerals, Inc., Class A	27,868	593,310
Clean Energy Fuels Corp.(a)	26,533	269,310
Continental Resources, Inc.	17,780	676,173
Delek U.S. Holdings, Inc.	22,292	481,953
Devon Energy Corp.	27,607	805,848
EOG Resources, Inc.	16,428	1,370,752
EQT Corp.(a)	10,777	239,896
Extraction Oil & Gas, Inc.(a)	4,608	253,025
Falcon Minerals Corp.	39,292	199,603
Navigator Holdings Ltd.(a)	4,818	52,757
Northern Oil and Gas, Inc.	5,728	118,971
PBF Energy, Inc., Class A(a)	43,046	658,604
Penn Virginia Corp.(a)	6,234	147,185
Phillips 66	31,895	2,737,229
Scorpio Tankers, Inc.	14,553	320,894
SM Energy Co.	6,930	170,686
Valero Energy Corp.	10,656	832,021
Vertex Energy, Inc.(a)	21,718	287,329
		10,299,366
Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	16,868	889,449
Nature’s Sunshine Products, Inc.	2,994	52,006
		941,455
Pharmaceuticals — 1.5%
Nektar Therapeutics(a)	58,412	1,002,350
Perrigo Co. PLC	67,792	3,108,263
Revance Therapeutics, Inc.(a)	1,083	32,100
Theravance Biopharma, Inc.(a)	4,472	64,934
Zoetis, Inc.	7,350	1,369,746
Zogenix, Inc.(a)	3,836	66,286
		5,643,679
Professional Services — 1.4%
Franklin Covey Co.(a)	4,726	152,886
Insperity, Inc.	20,567	1,858,640
Kelly Services, Inc., Class A(a)	16,154	387,212
Kforce, Inc.	7,625	479,841
Mistras Group, Inc.(a)	18,110	178,021
Robert Half International, Inc.	16,717	1,487,312
TriNet Group, Inc.(a)	8,215	595,423
		5,139,335
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	5,442	48,379
CBRE Group, Inc., Class A(a)	3,513	301,169
Kennedy-Wilson Holdings, Inc.	13,848	275,160
Marcus & Millichap, Inc.(a)	11,015	428,153
Newmark Group, Inc., Class A	44,530	534,805
RE/MAX Holdings, Inc., Class A	1,062	35,397
Realogy Holdings Corp.(a)	41,082	748,514
		2,371,577
Road & Rail — 1.7%
Covenant Logistics Group, Inc.(a)	6,407	132,497
Landstar System, Inc.	9,693	1,531,688
Ryder System, Inc.	25,557	1,899,652
Security	Shares	Value
Road & Rail (continued)
Schneider National, Inc., Class B	110,616	$ 2,408,110
Werner Enterprises, Inc.	5,705	253,986
		6,225,933
Semiconductors & Semiconductor Equipment — 3.8%
Ambarella, Inc.(a)	1,140	121,558
Cirrus Logic, Inc.(a)	6,639	565,112
CMC Materials, Inc.	2,480	373,835
Cree, Inc.(a)	1,749	171,280
Enphase Energy, Inc.(a)	4,860	892,442
First Solar, Inc.(a)	1,011	91,506
Ichor Holdings Ltd.(a)	18,987	1,021,501
Lattice Semiconductor Corp.(a)	24,030	1,350,005
Monolithic Power Systems, Inc.	4,505	1,682,392
Power Integrations, Inc.	8,013	657,547
Silicon Laboratories, Inc.(a)	29,158	4,468,463
Synaptics, Inc.(a)	804	125,086
Ultra Clean Holdings, Inc.(a)	8,492	456,190
Universal Display Corp.	9,149	2,034,097
		14,011,014
Software — 8.1%
ACI Worldwide, Inc.(a)	5,803	215,523
Alkami Technology, Inc.(a)	1,830	65,276
Alteryx, Inc., Class A(a)	4,452	382,961
Appian Corp.(a)	3,314	456,504
Blackline, Inc.(a)	2,165	240,900
Box, Inc., Class A(a)	31,285	799,332
Cloudflare, Inc., Class A(a)	7,483	792,001
Elastic NV(a)	4,461	650,235
Everbridge, Inc.(a)	14,215	1,934,377
HubSpot, Inc.(a)	6,813	3,970,071
LivePerson, Inc.(a)	29,917	1,891,951
Manhattan Associates, Inc.(a)	5,485	794,447
Medallia, Inc.(a)	27,546	929,678
Model N, Inc.(a)	1,780	61,001
Monday.com Ltd.(a)	449	100,392
New Relic, Inc.(a)	1,522	101,928
Olo, Inc., Class A(a)	2,908	108,730
PagerDuty, Inc.(a)	29,549	1,258,196
Procore Technologies, Inc.(a)	2,736	259,783
PROS Holdings, Inc.(a)	3,264	148,740
PTC, Inc.(a)	22,291	3,148,827
Rapid7, Inc.(a)	11,708	1,107,928
SentinelOne, Inc., Class A(a)	10,244	435,370
ServiceNow, Inc.(a)	3,002	1,649,749
Smartsheet, Inc., Class A(a)	4,177	302,081
Sprout Social, Inc., Class A(a)	2,259	202,000
Tenable Holdings, Inc.(a)	3,739	154,608
Varonis Systems, Inc.(a)	35,549	2,048,333
Yext, Inc.(a)	9,203	131,511
Zendesk, Inc.(a)	29,396	4,243,019
Zscaler, Inc.(a)	7,694	1,662,366
		30,247,818
Specialty Retail — 1.7%
Aaron’s Co., Inc.	1,562	49,968
American Eagle Outfitters, Inc.	56,910	2,135,832
Camping World Holdings, Inc., Class A	3,750	153,712
Designer Brands, Inc., Class A(a)	14,455	239,230
Dick’s Sporting Goods, Inc.	934	93,577
Express, Inc.(a)	7,045	45,722
Group 1 Automotive, Inc.	923	142,539
Lithia Motors, Inc.	2,818	968,378

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
MarineMax, Inc.(a)	25,969	$ 1,265,729
National Vision Holdings, Inc.(a)	4,228	216,178
Rent-A-Center, Inc.	3,701	196,412
Shift Technologies, Inc.(a)	11,441	98,164
Signet Jewelers Ltd.(a)	5,230	422,532
Sonic Automotive, Inc., Class A	908	40,624
Urban Outfitters, Inc.(a)	2,695	111,088
		6,179,685
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	2,459	98,286
Corsair Gaming, Inc.(a)	4,016	133,693
Pure Storage, Inc., Class A(a)	27,618	539,379
		771,358
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.(a)	15,711	1,830,646
Deckers Outdoor Corp.(a)	6,609	2,538,319
Rocky Brands, Inc.	2,629	146,172
Skechers U.S.A., Inc., Class A(a)	37,455	1,866,383
Tapestry, Inc.(a)	3,627	157,702
Unifi, Inc.(a)	3,146	76,636
		6,615,858
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.	6,407	287,995
Federal Agricultural Mortgage Corp., Class C	6,282	621,290
Flagstar Bancorp, Inc.	2,716	114,805
Merchants Bancorp	1,346	52,817
New York Community Bancorp, Inc.	141,760	1,562,195
Southern Missouri Bancorp, Inc.	779	35,024
TFS Financial Corp.	44,389	901,097
Walker & Dunlop, Inc.	6,807	710,515
Washington Federal, Inc.	17,236	547,760
Western New England Bancorp, Inc.	15,317	124,833
		4,958,331
Security	Shares	Value
Trading Companies & Distributors — 1.3%
MRC Global, Inc.(a)	10,709	$ 100,665
SiteOne Landscape Supply, Inc.(a)	24,528	4,151,609
Triton International Ltd.	11,395	596,414
Veritiv Corp.(a)	2,060	126,525
		4,975,213
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	9,461	343,529
Total Long-Term Investments — 99.2% (Cost: $349,132,415)		369,995,007
Short-Term Securities(c)(d)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	3,634,043	3,634,043
SL Liquidity Series, LLC, Money Market Series, 0.13%(e)	2,270,131	2,270,812
Total Short-Term Securities — 1.6% (Cost: $5,904,855)		5,904,855
Total Investments — 100.8% (Cost: $355,037,270)		375,899,862
Liabilities in Excess of Other Assets — (0.8)%		(2,829,258)
Net Assets — 100.0%		$ 373,070,604
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,210,927	$ —	$ (7,576,884)(a)	$ —	$ —	$ 3,634,043	3,634,043	$ 220	$ —
SL Liquidity Series, LLC, Money Market Series	537,172	1,733,640(a)	—	—	—	2,270,812	2,270,131	970(b)	—
				$ —	$ —	$ 5,904,855		$ 1,190	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	16	09/17/21	$ 3,431	$ 48,345
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments and derivative financial instruments is based on the pricing transparency of the financial instruments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments and derivative financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 369,995,007	$ —	$ —	$ 369,995,007
Short-Term Securities
Money Market Funds	3,634,043	—	—	3,634,043
	$ 373,629,050	$ —	$ —	373,629,050
Investments valued at NAV(a)				2,270,812
				$ 375,899,862
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 48,345	$ —	$ —	$ 48,345
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.